Expected credit loss measurement - ECL for the period (Narrative) (Detail 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	$ 29	$ (148)	$ 694
Total ECL allowances and provisions	(1,091)	(1,165)	(1,468)
Baseline ECL scenario
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(329)	(387)
Global crisis
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(638)
Model updates
Disclosure Of Provision Matrix [Table]
Development of ECL allowances and provisions	30
Post-model adjustment updates
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(131)	(224)
Personal & Corporate Banking
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	39	(86)	257
Personal & Corporate Banking | Model updates
Disclosure Of Provision Matrix [Table]
Development of ECL allowances and provisions	11
Investment Bank
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(12)	(34)	305
Global Wealth Management
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	0	(29)	88
Global Wealth Management | Model updates
Disclosure Of Provision Matrix [Table]
Development of ECL allowances and provisions	19
Group Functions
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	3	0	42
Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	29	(123)	266
Positions that are not credit impaired | Update of the forward-looking scenarios
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	123
Positions that are not credit impaired | Model updates
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(30)
Positions that are not credit impaired | Post-model adjustment updates
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(77)
Positions that are not credit impaired | Book size and quality changes
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	13
Positions that are not credit impaired | Lending to corporate clients not secured by mortgages
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(21)
Positions that are not credit impaired | Lending secured by mortgages
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(16)
Positions that are not credit impaired | Other lending
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	9
Positions that are not credit impaired | Personal & Corporate Banking
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	27	(62)	129
Positions that are not credit impaired | Investment Bank
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	6	(34)	88
Positions that are not credit impaired | Global Wealth Management
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(5)	(28)	48
Positions that are not credit impaired | Group Functions
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	1	0	0
Credit-impaired positions
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	0	(25)	429
Credit-impaired positions | Personal & Corporate Banking
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	12	(24)	128
Credit-impaired positions | Investment Bank
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(18)	0	217
Credit-impaired positions | Investment Bank | Single defaulted travel industry-related counterparty
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(28)
Credit-impaired positions | Investment Bank | Various positions
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	10
Credit-impaired positions | Global Wealth Management
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	5	(1)	40
Credit-impaired positions | Group Functions
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	2	0	42
UBS AG
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	29	(148)	695
Total ECL allowances and provisions	(1,091)	(1,165)	(1,468)
UBS AG | Baseline ECL scenario
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(329)	(387)
UBS AG | Global crisis
Disclosure Of Provision Matrix [Table]
Total ECL allowances and provisions	(638)
UBS AG | Model updates
Disclosure Of Provision Matrix [Table]
Development of ECL allowances and provisions	30
UBS AG | Post-model adjustment updates
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(131)	(224)
UBS AG | Personal & Corporate Banking
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	39	(86)	257
UBS AG | Personal & Corporate Banking | Model updates
Disclosure Of Provision Matrix [Table]
Development of ECL allowances and provisions	11
UBS AG | Investment Bank
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(12)	(34)	305
UBS AG | Global Wealth Management
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	0	(29)	88
UBS AG | Global Wealth Management | Model updates
Disclosure Of Provision Matrix [Table]
Development of ECL allowances and provisions	19
UBS AG | Group Functions
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	3	0	42
UBS AG | Positions that are not credit impaired
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	29	(123)	266
UBS AG | Positions that are not credit impaired | Update of the forward-looking scenarios
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	123
UBS AG | Positions that are not credit impaired | Model updates
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(30)
UBS AG | Positions that are not credit impaired | Post-model adjustment updates
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(77)
UBS AG | Positions that are not credit impaired | Book size and quality changes
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	13
UBS AG | Positions that are not credit impaired | Lending to corporate clients not secured by mortgages
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(21)
UBS AG | Positions that are not credit impaired | Lending secured by mortgages
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(16)
UBS AG | Positions that are not credit impaired | Other lending
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	9
UBS AG | Positions that are not credit impaired | Personal & Corporate Banking
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	27	(62)	129
UBS AG | Positions that are not credit impaired | Investment Bank
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	6	(34)	88
UBS AG | Positions that are not credit impaired | Global Wealth Management
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(5)	(28)	48
UBS AG | Positions that are not credit impaired | Group Functions
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	1	0	0
UBS AG | Credit-impaired positions
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	0	(25)	429
UBS AG | Credit-impaired positions | Personal & Corporate Banking
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	12	(24)	128
UBS AG | Credit-impaired positions | Investment Bank
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(18)	0	217
UBS AG | Credit-impaired positions | Investment Bank | Single defaulted travel industry-related counterparty
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	(28)
UBS AG | Credit-impaired positions | Investment Bank | Various positions
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	10
UBS AG | Credit-impaired positions | Global Wealth Management
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	5	(1)	40
UBS AG | Credit-impaired positions | Group Functions
Disclosure Of Provision Matrix [Table]
Credit loss expense / (release)	$ 2	$ 0	$ 42